UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle August 14, 2009

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: 686280

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AFLAC INC COM                  COM              001055102     5596 180000.0000 SH    Sole                        180000.0000
ALLIANCE DATA SYS CORP COM     COM              018581108    15677 380590.0000 SH    Sole                        380590.0000
AMEDISYS INC                   COM              023436108    16026 485355.0000 SH    Sole                        485355.0000
Bank of America Corp           COM              060505104    42813 3243394.0000 SH   Sole                        3243394.0000
Berkshire Hathaway CL B        COM              084670207    17988 6212.0000 SH      Sole                         6212.0000
Boeing Corp                    COM              097023105     5841 137435.0000 SH    Sole                        137435.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    22420 1130620.0000 SH   Sole                        1130620.0000
CHINA MED TECHNOLOGIES SPONSOR COM              169483104     7765 390000.0000 SH    Sole                        390000.0000
CONSOL ENERGY INC COM          COM              20854P109    23444 690330.0000 SH    Sole                        690330.0000
Cemex S A Sponsor ADR New Rep  COM              151290889    17268 1848846.2800 SH   Sole                        1848846.2800
Cisco Systems Inc              COM              17275R102    38816 2081290.0000 SH   Sole                        2081290.0000
Corning Inc.                   COM              219350105     3832 238582.0000 SH    Sole                        238582.0000
Exxon Mobil Corp.              COM              30231G102      520 7435.0000 SH      Sole                         7435.0000
FIDELITY NATL INFO SVC COM     COM              31620M106     8266 414118.0000 SH    Sole                        414118.0000
General Electric               COM              369604103    28609 2441080.0000 SH   Sole                        2441080.0000
Goodyear Tire & Rubber         COM              382550101     9927 881625.0000 SH    Sole                        881625.0000
HARRIS CORP DEL COM            COM              413875105    15531 547628.0000 SH    Sole                        547628.0000
HARRIS STRATEX NTWRKS CL A     COM              41457P106      877 135413.6726 SH    Sole                        135413.6726
HOLOGIC INC                    COM              436440101     4318 302995.0000 SH    Sole                        302995.0000
Harley Davidson Inc.           COM              412822108      173 10680.0000 SH     Sole                        10680.0000
Hartford Financial Svcs. Grp.  COM              416515104    10171 856855.0000 SH    Sole                        856855.0000
Home Depot                     COM              437076102      997 42185.0000 SH     Sole                        42185.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2414 540000.0000 SH    Sole                        540000.0000
Igate Capital Corp.            COM              45169U105     1386 209310.0000 SH    Sole                        209310.0000
Intel Corp                     COM              458140100     7215 435940.0000 SH    Sole                        435940.0000
International Business Machine COM              459200101    43045 412230.0000 SH    Sole                        412230.0000
KINETIC CONCEPTS INC           COM              49460W208    21297 781540.0000 SH    Sole                        781540.0000
LABORATORY CORP OF AMERICA     COM              50540R409    21540 317740.0000 SH    Sole                        317740.0000
LENDER PROCESSING SVCS COM     COM              52602E102     9962 358729.0000 SH    Sole                        358729.0000
Legg Mason Inc.                COM              524901105    31578 1295230.0000 SH   Sole                        1295230.0000
MARSHALL EDWARDS INC COM       COM              572322303       39 75607.0000 SH     Sole                        75607.0000
MASTERCARD INC CL A            COM              57636Q104     2270 13565.0000 SH     Sole                        13565.0000
Microsoft Corp                 COM              594918104      319 13435.0000 SH     Sole                        13435.0000
Novogen LTD                    COM              67010F103      561 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    39156 1828028.0000 SH   Sole                        1828028.0000
P C CONNECTION COM             COM              69318J100      315 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    33904 777262.3650 SH    Sole                        777262.3650
PRINCIPAL FINANCIAL GP COM     COM              74251v102     3705 196660.0000 SH    Sole                        196660.0000
Pfizer Inc                     COM              717081103    26193 1746180.0000 SH   Sole                        1746180.0000
RELIANCE STEEL & ALUM COM      COM              759509102    14310 372745.0000 SH    Sole                        372745.0000
RTI International Metals Inc.  COM              74973W107     6256 354025.0000 SH    Sole                        354025.0000
Rush Enterprises CLA           COM              781846209     3494 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      315 31757.0000 SH     Sole                        31757.0000
Stanley Furniture Inc New      COM              854305208     5547 514130.0000 SH    Sole                        514130.0000
Terex Corp Del                 COM              880779103     7131 590765.0000 SH    Sole                        590765.0000
Transocean LTD                 COM              H8817H100    11489 154654.0000 SH    Sole                        154654.0000
UnitedHealth Group Inc.        COM              91324P102    35784 1432496.0000 SH   Sole                        1432496.0000
WESCO INTERNATIONAL INC        COM              95082P105    26222 1047205.0000 SH   Sole                        1047205.0000
Wal-Mart Stores                COM              931142103      263 5420.0000 SH      Sole                         5420.0000
Zimmer Holdings Inc.           COM              98956P102     8172 191825.0000 SH    Sole                        191825.0000
LOOMIS SAYLES BOND FUND-INS                     543495840    23264 1979946.0440 SH   Sole                        1979946.0440
LOOMIS SAYLES BOND FUND-RET                     543495832      754 64388.6990 SH     Sole                        64388.6990
Muhlenkamp Fund                                 962096103      203 4844.8790 SH      Sole                         4844.8790
VANGUARD INTM TERM INV GRADE-A                  922031810      399 44024.2550 SH     Sole                        44024.2550
VANGUARD INTM TERM INV GRADE-I                  922031885      906 100032.2510 SH    Sole                        100032.2510